Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000170217
Shareholder Report [Line Items]
Fund Name	Global X Millennial Consumer ETF
Class Name	Global X Millennial Consumer ETF
Trading Symbol	MILN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Millennial Consumer ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/miln. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/miln
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Millennial Consumer ETF	$61	0.50%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Millennials Thematic Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of U.S. listed companies that provide exposure to the Millennial generation (“Millennial Companies”), as defined by Indxx LLC, the provider of the Secondary Index. The Millennial generation refers to the demographic cohort in the U.S. with birth years ranging from 1980 to 2000.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 43.42%, while the Secondary Index increased 44.18%. The Fund had a net asset value of $32.86 per share on November 30, 2023 and ended the reporting period with a net asset value of $46.96 per share on November 29, 2024.

During the reporting period, the highest returns came from Carvana Co. Class A and Hims & Hers Health, Inc. Class A, which returned 731.48% and 262.43%, respectively. The worst performers were Chegg, Inc. and 2U, Inc., which returned -78.75% and -74.76%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Consumer Discretionary at 42.4% and Communication Services at 22.6%. By country, the Fund had the highest exposure to the United States at 96.0% and Singapore at 3.9%. During the reporting period the Fund recorded positive performance. The Fund benefited from its exposure to companies in the Consumer Discretionary sector that cater to millennial spending habits in areas such as travel, entertainment, and online retail. These companies met the Fund's selection criteria of having significant exposure to key millennial spending categories. Additionally, the Fund's holdings in the Technology sector, particularly those focused on social media and digital payments, contributed positively as millennials continued to adopt these technologies at a rapid pace. The Fund's underweight exposure to traditional brick-and-mortar retailers and legacy financial services companies also proved beneficial, as these industries faced challenges in adapting to changing millennial preferences. Overall, the Fund's targeted approach to investing in companies aligned with millennial consumption trends allowed it to capitalize on the generation's growing economic influence during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Millennial Consumer ETF - $32387	S&P 500 Index (TR) - $34246	Indxx Millennials Thematic Index (USD) - $33728
May/16	$10000	$10000	$10000
Nov/16	$10421	$10863	$10441
Nov/17	$12823	$13348	$12895
Nov/18	$14602	$14185	$14759
Nov/19	$17387	$16471	$17659
Nov/20	$24076	$19346	$24595
Nov/21	$29212	$24747	$29995
Nov/22	$19488	$22468	$20093
Nov/23	$22581	$25577	$23392
Nov/24	$32387	$34246	$33728

Average Annual Return [Table Text Block]

Since its inception on May 4, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/miln for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 131,031,003
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 584,773
InvestmentCompanyPortfolioTurnover	10.95%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$131,031,003	77	$584,773	10.95%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Singapore	3.9%
United States	96.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Sea ADR	3.9%
Spotify Technology	3.9%
Fiserv	3.5%
Booking Holdings	3.5%
Netflix	3.5%
Apple	3.3%
Costco Wholesale	3.3%
PayPal Holdings	3.3%
DoorDash, Cl A	3.2%
Home Depot	3.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/miln
C000170216
Shareholder Report [Line Items]
Fund Name	Global X Aging Population ETF
Class Name	Global X Aging Population ETF
Trading Symbol	AGNG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Aging Population ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/agng. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/agng
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Aging Population ETF	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Aging Population Thematic Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to track the performance of companies listed in developed markets that are expected to directly or indirectly contribute to increasing the life-spans of the senior population (the “Aging Population”) of the world. The Secondary Index provides access to companies involved in medical devices, pharmaceuticals, senior living facilities and specialized health care services, which respond to the needs of this demographic.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 19.41%, while the Secondary Index increased 19.83%. The Fund had a net asset value of $26.93 per share on November 30, 2023 and ended the reporting period with a net asset value of $31.91 per share on November 29, 2024.

During the reporting period, the highest returns came from Silk Road Medical, Inc. and Agios Pharmaceuticals, Inc., which returned 194.64% and 167.16%, respectively. The worst performers were Cano Health, Inc. Class A and agilon health inc, which returned -88.62% and -80.32%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Health Care at 91.0% and Real Estate at 8.5%. By country, the Fund had the highest exposure to the United States at 60.4%, Switzerland at 8.5%, and Japan at 8.1%. During the reporting period the Fund recorded positive performance. The Fund benefited from its exposure to companies in the Health Care sector that are focused on developing products and services that cater to the Aging Population. These companies saw increased demand as global senior population growth accelerated. Adoption of new products tailored to the Aging Population also positively contributed. Additionally, the Fund's holdings in the Medical Devices industry contributed positively, as advancements in technology led to new and improved devices that enhance the quality of life for older individuals. The Fund also gained from its allocation to companies operating senior homes, as the need for specialized care and living facilities for the elderly continued to exceed expectations.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Aging Population ETF - $22312	MSCI ACWI Index (Net) (USD) - $25421	Indxx Aging Population Thematic Index (USD)^ - $22841
May/16	$10000	$10000	$10000
Nov/16	$9902	$10580	$9925
Nov/17	$12930	$13187	$13018
Nov/18	$13777	$13058	$13902
Nov/19	$15896	$14843	$16069
Nov/20	$18248	$17071	$18486
Nov/21	$18706	$20361	$18988
Nov/22	$18244	$17995	$18542
Nov/23	$18685	$20157	$19061
Nov/24	$22312	$25421	$22841

Average Annual Return [Table Text Block]

Since its inception on May 9, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/agng for current month-end performance.

^ The Fund changed its Secondary Index from the Indxx Global Longevity Thematic Index to the Indxx Aging Population Thematic Index on April 9, 2021. Performance through April 9, 2021 reflects the performance of the Indxx Global Longevity Thematic Index.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 61,902,250
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 296,580
InvestmentCompanyPortfolioTurnover	18.26%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$61,902,250	83	$296,580	18.26%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	1.0%
Canada	0.7%
Spain	0.8%
Germany	1.1%
Australia	1.1%
South Korea	2.5%
Belgium	3.4%
United Kingdom	3.6%
China	4.0%
Denmark	4.5%
Japan	8.1%
Switzerland	8.5%
United States	60.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Welltower	4.2%
Boston Scientific	3.6%
Chugai Pharmaceutical	3.6%
Bristol-Myers Squibb	3.3%
UCB	3.2%
Stryker	3.1%
AbbVie	3.0%
Alcon	3.0%
Medtronic PLC	2.9%
Amgen	2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/agng
C000171853
Shareholder Report [Line Items]
Fund Name	Global X Robotics & Artificial Intelligence ETF
Class Name	Global X Robotics & Artificial Intelligence ETF
Trading Symbol	BOTZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Robotics & Artificial Intelligence ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/botz/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/botz/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Robotics & Artificial Intelligence ETF	$77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Robotics & Artificial Intelligence Thematic Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index seeks to invest in companies that potentially stand to benefit from increased adoption and utilization of robotics and artificial intelligence ("AI"), including those involved in Industrial Robots and Automation, Unmanned Vehicles and Drones, Non-industrial Robotics, and AI Applications and Hardware.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 25.81%, while the Secondary Index increased 26.55%. The Fund had a net asset value of $26.47 per share on November 30, 2023 and ended the reporting period with a net asset value of $33.25 per share on November 29, 2024.

During the reporting period, the highest returns came from SoundHound AI, Inc Class A and NVIDIA Corporation, which returned 335.05% and 195.68%, respectively. The worst performers were iRobot Corporation and Maytronics Ltd., which returned -78.93% and -73.54%, respectively.

During the reporting period the Fund recorded positive performance due to increased adoption and utilization of robotics and artificial intelligence across various industries. The Industrial sector saw strong demand for automation to boost productivity and efficiency, fueled by reshoring efforts, rising labor costs, and the need for precision manufacturing to meet quality standards, creating significant tailwinds for cost-effective alternatives to manual labor. Advancements in machine learning and data analytics drove growth in the Information Technology sector, which led to increases in demand for industrial analytics and predictive software. Healthcare companies leveraged robotics for surgical procedures and patient care, including minimally invasive surgeries, precision operations, rehabilitation therapy, mobility assistance, and hospital automation. These applications drove a noticeable uptick in surgical robotics sales as providers recognized their value in enhancing outcomes and efficiency. Finally, the rapid development of autonomous vehicles and drones contributed to the Fund's positive performance in the Transportation industry.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Robotics & Artificial Intelligence ETF - $23173	MSCI ACWI Index (Net) (USD) - $23994	Indxx Global Robotics & Artificial Intelligence Index (NR) (USD) - $23920
Sep/16	$10000	$10000	$10000
Nov/16	$10020	$9986	$10024
Nov/17	$16155	$12447	$16170
Nov/18	$13284	$12325	$13336
Nov/19	$14766	$14010	$14815
Nov/20	$21987	$16113	$22212
Nov/21	$25114	$19218	$25562
Nov/22	$14648	$16985	$14990
Nov/23	$18420	$19025	$18901
Nov/24	$23173	$23994	$23920

Average Annual Return [Table Text Block]

Since its inception on September 12, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/botz/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,648,468,039
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 17,751,189
InvestmentCompanyPortfolioTurnover	10.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,648,468,039	51	$17,751,189	10.43%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Israel	0.1%
United Kingdom	1.2%
Canada	1.4%
China	1.7%
Norway	1.7%
Finland	2.1%
Repurchase Agreements	2.1%
South Korea	2.2%
Switzerland	10.5%
Japan	25.6%
United States	53.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	13.1%
Intuitive Surgical	10.5%
ABB	9.2%
Keyence	6.9%
SMC	5.2%
Dynatrace	4.8%
FANUC	3.7%
Pegasystems	3.4%
Daifuku	3.4%
Cognex	2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/botz/
C000171851
Shareholder Report [Line Items]
Fund Name	Global X FinTech ETF
Class Name	Global X FinTech ETF
Trading Symbol	FINX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X FinTech ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/finx/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/finx/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X FinTech ETF	$86	0.68%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global FinTech Thematic Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index seeks to invest in companies on the leading edge of the emerging financial technology sector ("FinTech"), which encompasses a range of innovations helping to transform established industries like insurance, investing, fundraising, and third-party lending through unique mobile and digital solutions.

For the 12-month period ended November 30, 2024 (the "reporting period"), the Fund increased 52.18%, while the Secondary Index increased 53.13%. The Fund had a net asset value of $22.37 per share on November 30, 2023 and ended the reporting period with a net asset value of $33.96 per share on November 29, 2024.

During the reporting period, the highest returns came from Zip Co Ltd. and Blend Labs, Inc. Class A, which returned 729.67% and 302.36%, respectively. The worst performers were kakaopay Corp. and StoneCo Ltd. Class A, which returned -50.35% and -39.23%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Financials at 70.2%, and Information Technology at 23.4%. During the reporting period the Fund recorded positive performance. The Fund benefited from its exposure to companies offering blockchain technology and alternative currencies, as increasing mainstream adoption and institutional interest in digital assets drove growth for these firms. The rise of mobile payments and point-of-sale services also contributed positively, with changing consumer preferences and the shift towards cashless transactions boosting the revenues of companies in this space. Additionally, the Fund's holdings in the personal finance software and automated wealth management segment performed well, as more individuals turned to these technologies to manage their finances. However, the Fund's performance was dampened by its exposure to the lending sector, where increased competition and regulatory scrutiny posed challenges for some companies. Overall, the Fund's diversified exposure across various FinTech segments allowed it to capitalize on the broader growth trends within the industry, while mitigating the impact of any sector-specific headwinds.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X FinTech ETF - $23966	MSCI ACWI Index (Net) (USD) - $23994	Indxx Global FinTech Thematic Index (USD) - $25030
Sep/16	$10000	$10000	$10000
Nov/16	$9887	$9986	$9895
Nov/17	$14450	$12447	$14546
Nov/18	$16298	$12325	$16528
Nov/19	$20279	$14010	$20713
Nov/20	$28433	$16113	$29194
Nov/21	$30275	$19218	$31271
Nov/22	$14356	$16985	$14859
Nov/23	$15749	$19025	$16346
Nov/24	$23966	$23994	$25030

Average Annual Return [Table Text Block]

Since its inception on September 12, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/finx/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 349,456,951
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 2,189,288
InvestmentCompanyPortfolioTurnover	13.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$349,456,951	66	$2,189,288	13.79%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	1.1%
South Korea	0.5%
China	0.6%
Canada	0.7%
Brazil	0.9%
Switzerland	1.1%
Repurchase Agreements	1.6%
Australia	1.7%
Italy	1.8%
United Kingdom	2.6%
New Zealand	3.9%
Netherlands	4.5%
United States	80.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Fiserv	7.2%
PayPal Holdings	7.0%
Fidelity National Information Services	6.0%
Block, Cl A	5.4%
Coinbase Global, Cl A	5.3%
Intuit	4.7%
Adyen	4.5%
SS&C Technologies Holdings	4.3%
Toast, Cl A	4.2%
Affirm Holdings, Cl A	4.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/finx/
C000171852
Shareholder Report [Line Items]
Fund Name	Global X Internet of Things ETF
Class Name	Global X Internet of Things ETF
Trading Symbol	SNSR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Internet of Things ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/snsr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/snsr/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Internet of Things ETF	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Internet of Things Thematic Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index seeks to invest in companies that stand to potentially benefit from the broader adoption of the Internet of Things (“IoT”). This includes the development and manufacturing of semiconductors and sensors, integrated products and solutions, and applications serving smart grids, smart homes, connected cars, and the industrial internet.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 12.06%, while the Secondary Index increased 12.75%. The Fund had a net asset value of $32.45 per share on November 30, 2023, and ended the reporting period with a net asset value of $36.14 per share on November 29, 2024.

During the reporting period, the highest returns came from Semtech Corporation and Impinj, Inc., which returned 291.20% and 129.94%, respectively. The worst performers were ams-OSRAM AG and STMicroelectronics NV, which returned -67.25% and -45.50%, respectively. During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 66.3% and Industrials at 17.1%. By country, the Fund had the highest exposure to the United States at 74.4%, Taiwan at 8.6%, and Japan at 5.1%. During the reporting period the Fund recorded positive performance. The Fund benefited from increased demand for IoT semiconductors and sensors, as companies across various industries invested in connected devices and smart technologies. The rapid growth of 5G networks provided a tailwind for the Fund's networking infrastructure and software holdings, enabling faster and more reliable IoT deployments. The Fund's exposure to the Industrial and Technology sectors allowed it to capitalize on the accelerating adoption of IoT solutions in manufacturing, logistics, and other enterprise applications. Consumer IoT technology, such as wearables and smart home devices, saw strong sales growth, driven by changing consumer preferences and technological advancements. Finally, the Fund's global diversification helped mitigate the impact of regional economic challenges, as IoT adoption continued to expand worldwide.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Internet of Things ETF - $25593	MSCI ACWI Index (Net) (USD) - $23994	Indxx Global Internet of Things Thematic Index (USD) - $26389
Sep/16	$10000	$10000	$10000
Nov/16	$10319	$9986	$10328
Nov/17	$13419	$12447	$13478
Nov/18	$12167	$12325	$12263
Nov/19	$15696	$14010	$15853
Nov/20	$20700	$16113	$20978
Nov/21	$26133	$19218	$26590
Nov/22	$21293	$16985	$21715
Nov/23	$22839	$19025	$23405
Nov/24	$25593	$23994	$26389

Average Annual Return [Table Text Block]

Since its inception on September 12, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/snsr/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 240,722,134
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,829,294
InvestmentCompanyPortfolioTurnover	19.16%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$240,722,134	59	$1,829,294	19.16%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Canada	0.3%
United Kingdom	0.5%
Norway	0.7%
Austria	0.8%
Repurchase Agreements	1.1%
France	1.2%
China	1.8%
Switzerland	3.2%
Singapore	3.3%
Japan	5.1%
Taiwan	8.6%
United States	74.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Garmin	9.0%
Skyworks Solutions	4.9%
Renesas Electronics	4.6%
Samsara, Cl A	4.1%
Dexcom	3.9%
Advantech	3.6%
STMicroelectronics	3.3%
Lattice Semiconductor	3.2%
Johnson Controls International	2.7%
eMemory Technology	2.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/snsr/
C000178804
Shareholder Report [Line Items]
Fund Name	Global X U.S. Infrastructure Development ETF
Class Name	Global X U.S. Infrastructure Development ETF
Trading Symbol	PAVE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X U.S. Infrastructure Development ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/pave. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/pave
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Infrastructure Development ETF	$58	0.47%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx U.S. Infrastructure Development Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of U.S. listed companies that provide exposure to domestic infrastructure development, including companies involved in construction and engineering; production of infrastructure raw materials, composites and products; industrial transportation; and producers/distributors of heavy construction equipment (collectively, "U.S. Infrastructure Development Companies"), as defined by Indxx, LLC, the provider of the Secondary Index.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 46.08%, while the Secondary Index increased 47.07%. The Fund had a net asset value of $31.50 per share on November 30, 2023 and ended the reporting period with a net asset value of $45.71 per share on November 30, 2024.

During the reporting period, the highest returns came from Argan, Inc. and Tutor Perini Corporation, which returned 240.56% and 224.73%, respectively. The worst performers were Titan Machinery Inc. and Cleveland-Cliffs Inc, which returned -32.4% and -27.5%, respectively. During the reporting period, by sector, the Fund had the highest exposure to Industrials at 74.8% and Materials at 19.8%. During the reporting period the Fund recorded positive performance driven by strong momentum in U.S. infrastructure development. Legislative tailwinds, including funding from the Infrastructure Investment and Jobs Act, boosted demand across the infrastructure development value chain, while private investment in U.S. manufacturing further drove demand for construction materials and services. Increased infrastructure development led to higher demand for materials like steel and cement, as well as for construction equipment, cranes, and other essential products for large-scale projects. The need to transport infrastructure raw materials and equipment to project sites also benefited some constituents in the Fund. These dynamics were sufficient for the Fund to experience a positive performance during the reporting period, despite the high interest rate and uncertain policy environment in the United States.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X U.S. Infrastructure Development ETF - $31954	S&P 500 Index (TR) - $29028	Indxx US Infrastructure Development Index (USD) - $33322
Mar/17	$10000	$10000	$10000
Nov/17	$10788	$11314	$10829
Nov/18	$10425	$12024	$10515
Nov/19	$11810	$13961	$11967
Nov/20	$13790	$16398	$14031
Nov/21	$18603	$20976	$19043
Nov/22	$19251	$19044	$19820
Nov/23	$21874	$21680	$22657
Nov/24	$31954	$29028	$33322

Average Annual Return [Table Text Block]

Since its inception on March 6, 2017. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/pave for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 9,715,853,492
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 34,215,409
InvestmentCompanyPortfolioTurnover	4.41%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$9,715,853,492	101	$34,215,409	4.41%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contract	0.0%
Information Technology	2.1%
Utilities	3.2%
Materials	19.8%
Industrials	74.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Trane Technologies PLC	3.7%
Eaton PLC	3.5%
Quanta Services	3.4%
Parker-Hannifin	3.4%
United Rentals	3.4%
Howmet Aerospace	3.3%
Emerson Electric	3.1%
Sempra	2.9%
Deere	2.7%
Fastenal	2.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/pave
C000198888
Shareholder Report [Line Items]
Fund Name	Global X Autonomous & Electric Vehicles ETF
Class Name	Global X Autonomous & Electric Vehicles ETF
Trading Symbol	DRIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Autonomous & Electric Vehicles ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/driv. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/driv
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Autonomous & Electric Vehicles ETF	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Autonomous & Electric Vehicles Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the price movements in shares of companies which are active in the electric vehicles and autonomous driving segments. This particularly includes electric vehicle manufacturers, electric vehicle component producers, companies that mine or produce raw materials that are relevant to the electric vehicle and autonomous vehicle technology segment, companies that build autonomous vehicles, and suppliers of autonomous vehicle technologies.

For the 12-month period ended November 30, 2024 (the "reporting period"), the Fund increased 3.65%, while the Secondary Index increased 3.83%. The Fund had a net asset value of $23.19 per share on November 30, 2023 and ended the reporting period with a net asset value of $23.64 per share on November 29, 2024.

During the reporting period, the highest returns in the Fund came from NVIDIA Corporation and Coherent Corp., which returned 195.68% and 172.25%, respectively. The worst performers were Nikola Corporation and Luminar Technologies, Inc. Class A, which returned -93.11% and -76.32%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Consumer Discretionary at 34.2%, and Information Technology at 26.2%. By country, the Fund had the highest exposure to the United States at 51.3%, Japan at 12.4%, and China at 10.8%. During the reporting period the Fund recorded positive performance. The Fund benefited from its exposure to companies in the Electric Vehicles segment, as increasing consumer demand and government incentives drove growth in this area. The Fund's holdings in the Autonomous Vehicle Technology segment also contributed positively, with advancements in self-driving capabilities and partnerships between technology companies and automakers. Despite some individual company underperformance, overall, the Fund's diversified approach and focus on companies with significant exposure to the Electric Vehicles and Autonomous Driving themes allowed it to generate positive returns during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Autonomous & Electric Vehicles ETF - $17135	MSCI ACWI Index (Net) (USD) - $18964	Solactive Autonomous & Electric Vehicles Index (NR) (USD) - $17308
Apr/18	$10000	$10000	$10000
Nov/18	$8840	$9741	$8840
Nov/19	$9778	$11073	$9770
Nov/20	$15153	$12735	$15180
Nov/21	$21247	$15189	$21399
Nov/22	$16094	$13424	$16240
Nov/23	$16531	$15037	$16669
Nov/24	$17135	$18964	$17308

Average Annual Return [Table Text Block]

Since its inception on April 13, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/driv for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 415,072,792
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 3,693,361
InvestmentCompanyPortfolioTurnover	26.13%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$415,072,792	80	$3,693,361	26.13%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	4.6%
Taiwan	1.6%
Argentina	1.6%
France	1.7%
Chile	2.1%
Australia	2.5%
Canada	3.3%
Germany	3.6%
South Korea	4.2%
China	10.8%
Repurchase Agreements	10.8%
Japan	12.4%
United States	51.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Tesla	4.4%
NVIDIA	3.4%
Microsoft	3.0%
Alphabet, Cl A	2.9%
Honeywell International	2.8%
Toyota Motor	2.6%
QUALCOMM	2.4%
Hitachi	2.4%
Bloom Energy, Cl A	2.1%
Geely Automobile Holdings	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/driv
C000198548
Shareholder Report [Line Items]
Fund Name	Global X Artificial Intelligence & Technology ETF
Class Name	Global X Artificial Intelligence & Technology ETF
Trading Symbol	AIQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Artificial Intelligence & Technology ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/aiq/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/aiq/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Artificial Intelligence & Technology ETF	$78	0.68%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Artificial Intelligence & Big Data Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to exchange-listed companies in developed markets that are positioned to benefit from the further development and implementation of artificial intelligence technology, as well as to companies that provide critical technology and services for the analysis of large and complex data sets (collectively, “Artificial Intelligence & Big Data Companies”). The Fund also includes exposure to companies that produce semiconductors, memory storage and other hardware that is utilized for artificial intelligence applications.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 30.58%, while the Secondary Index increased 31.49%. The Fund had a net asset value of $29.73 per share on November 30, 2023 and ended the reporting period with a net asset value of $38.75 per share on November 29, 2024.

During the reporting period, the highest returns came from Fujikura Ltd and NVIDIA Corporation, which returned 369.97% and 195.68%, respectively. The worst performers were ViaSat, Inc., and Intel Corporation, which returned -54.38% and -45.47%, respectively.

The Fund delivered positive performance, driven by rapid advancements in artificial intelligence (“AI”) and increased demand for AI-related hardware, semiconductors, and services. The growing adoption of cloud computing and big data analytics further bolstered the performance of companies providing AI-as-a-Service solutions. Cloud computing companies also benefited by integrating AI through their products and services, which resulted in market share gains and sales growth. Additionally, the Semiconductor industry saw strong growth, benefiting the Fund's holdings that produce AI-optimized hardware. The increased investment in AI research and development by major technology companies led to more spend on chips, memory, storage, and other AI hardware. Lastly, the ongoing digital transformation across industries created new opportunities for AI-powered automation and efficiency gains, supporting the Fund's performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Artificial Intelligence & Technology ETF - $26523	MSCI ACWI Index (Net) (USD) - $18593	Indxx Artifical Intelligence & Big Data Index (Net) (USD) - $27356
May/18	$10000	$10000	$10000
Nov/18	$9493	$9550	$9512
Nov/19	$11664	$10857	$11722
Nov/20	$17478	$12486	$17631
Nov/21	$21428	$14892	$21721
Nov/22	$14660	$13162	$14919
Nov/23	$20312	$14743	$20804
Nov/24	$26523	$18593	$27356

Average Annual Return [Table Text Block]

Since its inception on May 11, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/aiq/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,490,689,554
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 11,888,417
InvestmentCompanyPortfolioTurnover	10.88%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,490,689,554	89	$11,888,417	10.88%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.6%
Repurchase Agreements	0.2%
Switzerland	0.3%
Israel	0.4%
Sweden	0.4%
Netherlands	0.6%
Taiwan	0.9%
Japan	2.6%
Germany	3.0%
Ireland	3.0%
South Korea	3.0%
Canada	3.7%
China	9.2%
United States	72.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Tesla	3.9%
Netflix	3.8%
ServiceNow	3.8%
Oracle	3.6%
Salesforce	3.5%
Cisco Systems	3.5%
International Business Machines	3.4%
Meta Platforms, Cl A	3.2%
Alibaba Group Holding ADR	3.2%
NVIDIA	3.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/aiq/
C000203266
Shareholder Report [Line Items]
Fund Name	Global X Genomics & Biotechnology ETF
Class Name	Global X Genomics & Biotechnology ETF
Trading Symbol	GNOM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Genomics & Biotechnology ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/gnom/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/gnom/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Genomics & Biotechnology ETF	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Genomics Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from further advances in the field of genomic science and biotechnology, as well as applications thereof (collectively, "Genomics & Biotechnology Companies"), as defined by Solactive AG, the provider of the Secondary Index. These companies include those involved in the following business activities: (i) gene editing, (ii) genomic sequencing, (iii) development and testing of genetic medicine/therapies, and/or (iv) computational genomics and genetic diagnostics.

For the 12-month period ended November 29, 2024 (the “reporting period”), the Fund increased 4.03%, while the Secondary Index increased 4.76%. The Fund had a net asset value of $10.41 per share on November 30, 2023 and ended the reporting period with a net asset value of $10.83 per share on November 29, 2024.

During the reporting period, the highest returns came from Avidity Biosciences Inc and Poseida Therapeutics, Inc., which returned 450.96% and 248.69%, respectively. The worst performers were bluebird bio, Inc. and Editas Medicine, Inc., which returned -89.38% and -78.73%, respectively.

During the reporting period, by country, the Fund had the highest exposure to the United States at 88.1%, Switzerland at 4.4%, and Germany at 4.2%.

During the reporting period the Fund recorded positive performance. The Biotechnology sector experienced growth driven by advancements in gene editing technologies, which boosted the valuations of companies developing innovative therapies. Additionally, the FDA approval of several groundbreaking treatments from companies in the Fund's portfolio provided a tailwind. Robust funding for biomedical research, particularly in areas such as oncology and rare diseases, further supported the sector. The growing demand for personalized medicine solutions and the rising prevalence of chronic diseases globally created favorable market conditions for the Fund's holdings.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Genomics & Biotechnology ETF - $7100	MSCI ACWI Index (Net) (USD) - $18286	Solactive Genomics Index (NR) (USD) - $7314
Apr/19	$10000	$10000	$10000
Nov/19	$10216	$10678	$10263
Nov/20	$13750	$12280	$13890
Nov/21	$13506	$14647	$13697
Nov/22	$8817	$12945	$8976
Nov/23	$6824	$14500	$6982
Nov/24	$7100	$18286	$7314

Average Annual Return [Table Text Block]

Since its inception on April 5, 2019. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/gnom/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 79,156,476
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 451,671
InvestmentCompanyPortfolioTurnover	18.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$79,156,476	46	$451,671	18.89%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Netherlands	0.5%
China	2.7%
Germany	4.2%
Switzerland	4.4%
Repurchase Agreements	6.6%
United States	88.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Natera	5.6%
Veracyte	5.2%
Arrowhead Pharmaceuticals	5.1%
CRISPR Therapeutics	4.4%
Bio-Techne	4.3%
BioNTech ADR	4.2%
Agilent Technologies	4.1%
QIAGEN	4.1%
Sarepta Therapeutics	4.0%
Illumina	4.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/gnom/
C000210838
Shareholder Report [Line Items]
Fund Name	Global X Cloud Computing ETF
Class Name	Global X Cloud Computing ETF
Trading Symbol	CLOU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Cloud Computing ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/clou/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/clou/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Cloud Computing ETF	$74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Cloud Computing Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to exchange-listed companies in developed and emerging markets that are positioned to benefit from the increased adoption of cloud computing technology, including but not limited to companies whose principal business is in offering computing Software-as-a-Service ("SaaS"), Platform-as-a-Service ("PaaS"), Infrastructure-as-a-Service ("IaaS"), managed server storage space and data center REITs, and/or cloud and edge computing infrastructure and hardware (collectively, “Cloud Computing Companies”), as defined by Indxx LLC, the provider of the Secondary Index.

For the 12-month period ended November 30, 2024 (the "reporting period"), the Fund increased 18.52%, while the Secondary Index increased 19.33%. The Fund had a net asset value of $20.79 per share on November 30, 2023 and ended the reporting period with a net asset value of $24.64 per share on November 30, 2024.

During the reporting period, the highest returns came from Wix.com Ltd. and Vimeo, Inc., which returned 120.43% and 85.51%, respectively. The worst performers were 2U, Inc. and Fastly, Inc. Class A, which returned -68.42% and -48.95%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 86.9%, and Communication Services at 2.6%. By country, the Fund had the highest exposure to the United States at 87.3%, Canada at 5.0%, and  Israel at 4.5%.

During the reporting period the Fund recorded positive performance. The Fund benefited from the continued digital transformation and adoption of cloud computing technologies across various industries. Additionally, the increasing reliance on data analytics and artificial intelligence further boosted the need for scalable and flexible cloud infrastructure. The SaaS and IaaS sub-themes performed particularly well, as businesses sought to optimize their operations and reduce costs through cloud-based applications and services. Furthermore, the expansion of 5G networks and edge computing enhanced the capabilities of cloud computing, creating new opportunities for innovation within the sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Cloud Computing ETF - $16654	MSCI ACWI Index (Net) (USD) - $18199	Indxx Global Cloud Computing Index (USD) - $17260
Apr/19	$10000	$10000	$10000
Nov/19	$10618	$10627	$10652
Nov/20	$17166	$12222	$17331
Nov/21	$18854	$14577	$19156
Nov/22	$11335	$12883	$11592
Nov/23	$14052	$14430	$14464
Nov/24	$16654	$18199	$17260

Average Annual Return [Table Text Block]

Since its inception on April 12, 2019. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/clou/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 376,498,010
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 3,267,124
InvestmentCompanyPortfolioTurnover	21.22%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$376,498,010	39	$3,267,124	21.22%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.0%
Repurchase Agreement	0.0%
Japan	0.3%
Sweden	1.2%
China	1.6%
Israel	4.5%
Canada	5.0%
United States	87.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Snowflake, Cl A	5.1%
Shopify, Cl A	5.0%
Wix.com	4.5%
HubSpot	4.4%
Twilio, Cl A	4.4%
Qualys	4.3%
Procore Technologies	4.2%
SPS Commerce	3.9%
Zscaler	3.9%
Workiva, Cl A	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/clou/
C000214548
Shareholder Report [Line Items]
Fund Name	Global X Thematic Growth ETF
Class Name	Global X Thematic Growth ETF
Trading Symbol	GXTG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Thematic Growth ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxtg/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/gxtg/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Thematic Growth ETF	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Thematic Growth Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index seeks to provide broad exposure to “structurally disruptive macro-trends” that may stem from advancements in disruptive technology, changing consumer habits and demographics, or changing needs for infrastructure or finite resources, using a portfolio of exchange-traded funds (each, an "Underlying ETF") issued by Global X Funds, an affiliate of the Fund and the Fund’s investment adviser. The Secondary Index allocates index weights among the Underlying ETFs based on a quantitative methodology developed by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended November 30, 2024 (the "reporting period"), the Fund increased 12.78%, while the Secondary Index increased 12.36%. The Fund had a net asset value of $23.05 per share on November 30, 2023 and ended the reporting period with a net asset value of $25.46 per share on November 30, 2024.

During the reporting period, the highest returns within the Fund came from the Global X FinTech ETF and Global X Data Center & Digital Infrastructure ETF, which returned 52.70% and 25.15%, respectively. The worst performers were the Global X Solar ETF and Global X Renewable Energy Producers ETF, which returned -12.51% and -9.06%, respectively.

During the reporting period the Fund recorded positive performance but trailed the broad market indices. The Fund benefited from its exposure to the FinTech and E-commerce theme, which experienced robust revenue growth driven by consumer spending trends. Lower interest rates also helped those themes. Additionally, the recovery in sentiment for the Lithium market alongside demand for disruptive materials and minerals also helped the Fund. The Fund’s performance also benefitted from the uptake of data center investments worldwide, which saw the data center theme benefit. Meanwhile, the Fund's performance was weighed down by challenges in the Genomics and  Healthcare sectors, despite advancements in therapies. The Renewable Energy sector also weighed down the Fund's performance, driven by an energy glut and high borrowing costs reducing demand for solutions like solar.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Thematic Growth ETF - $10740	MSCI ACWI Index (Net) (USD) - $17634	Solactive Thematic Growth Index (TR) (USD) - $10602
Oct/19	$10000	$10000	$10000
Nov/19	$10503	$10297	$10501
Nov/20	$16891	$11842	$16880
Nov/21	$19079	$14124	$18972
Nov/22	$10616	$12483	$10529
Nov/23	$9523	$13982	$9435
Nov/24	$10740	$17634	$10602

Average Annual Return [Table Text Block]

Since its inception on October 25, 2019. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/gxtg/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 15,782,874
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 107,767
InvestmentCompanyPortfolioTurnover	30.26%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$15,782,874	14	$107,767	30.26%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	11.4%
Exchange Traded Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X FinTech ETFFootnote Reference**	12.7%
Global X Lithium & Battery Tech ETFFootnote Reference**	12.3%
Global X E-commerce ETFFootnote Reference**	11.9%
Global X Disruptive Materials ETFFootnote Reference**	11.6%
Global X Data Center & Digital Infrastructure ETFFootnote Reference**	11.4%
Global X Video Games & Esports ETFFootnote Reference**	11.2%
Global X Solar ETFFootnote Reference**	10.4%
Global X Genomics & Biotechnology ETFFootnote Reference**	9.5%
Global X Renewable Energy Producers ETFFootnote Reference**	8.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/gxtg/
C000214539
Shareholder Report [Line Items]
Fund Name	Global X Video Games & Esports ETF
Class Name	Global X Video Games & Esports ETF
Trading Symbol	HERO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Video Games & Esports ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/hero/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/hero/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Video Games & Esports ETF	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Video Games & Esports Index (“Secondary Index”). The Fund is passively managed, and the Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide is designed to provide exposure to exchange-listed companies that are positioned to benefit from increased consumption related to video games and esports, including companies whose principal business is in video game development/publishing, video game and esports content distribution and streaming, operating/owning esports leagues/teams, and producing video game/esports hardware. A company is considered by the Index Provider to be a Video Games & Esports Company if the company generates at least 50% of its revenues from video games and esports activities, as defined by the Index Provider.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 23.14%, while the Secondary Index increased 23.80%. The Fund had a net asset value of $19.93 per share on November 30, 2023 and ended the reporting period with a net asset value of $24.35 per share on November 30, 2024.

During the reporting period, the highest returns came from International Games System Co., Ltd. and AppLovin Corp. Class A, which returned 183.43% and 105.71%, respectively. The worst performers were Ubisoft Entertainment SA and Corsair Gaming, Inc., which returned -53.86% and -43.07%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Communication Services at 92.6% and Information Technology at 6.4%. By country, the Fund had the highest exposure to the United States at 31.2% and Japan at 28.9%.

During the reporting period the Fund recorded positive performance. The Video Game industry benefited from strong consumer demand, driven by engaging new titles. Technological advancements like cloud gaming and virtual reality expanded the addressable market for companies held by the Fund. The growing popularity of Esports boosted revenue streams for key holdings involved in competitive gaming. Successful monetization strategies, including in-game purchases and subscriptions, lifted profitability for many of the Fund's core positions. Lastly, the Fund's exposure to leading video game publishers with strong development pipelines positioned it well to capitalize on the sector's long-term growth potential.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Video Games & Esports ETF - $16709	MSCI ACWI Index (Net) (USD) - $17634	Solactive Video Games & Esports Index (NR) (USD) - $17109
Oct/19	$10000	$10000	$10000
Nov/19	$10494	$10297	$10496
Nov/20	$19102	$11842	$19199
Nov/21	$19884	$14124	$20103
Nov/22	$12887	$12483	$13074
Nov/23	$13569	$13982	$13820
Nov/24	$16709	$17634	$17109

Average Annual Return [Table Text Block]

Since its inception on October 25, 2019. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/hero/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 108,853,648
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 607,562
InvestmentCompanyPortfolioTurnover	30.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$108,853,648	49	$607,562	30.77%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
France	1.6%
Repurchase Agreements	3.2%
Poland	3.4%
Sweden	3.8%
Taiwan	6.6%
China	12.8%
South Korea	14.2%
Japan	28.9%
United States	31.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Take-Two Interactive Software	7.2%
ROBLOX, Cl A	7.1%
Electronic Arts	6.3%
Nintendo	6.0%
Unity Software	5.7%
International Games System	5.7%
Konami Group	5.5%
NetEase ADR	5.4%
Bilibili ADR	5.3%
Krafton	4.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/hero/
C000214985
Shareholder Report [Line Items]
Fund Name	Global X Cybersecurity ETF
Class Name	Global X Cybersecurity ETF
Trading Symbol	BUG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Cybersecurity ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/bug/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/bug/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Cybersecurity ETF	$57	0.51%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Cybersecurity Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from increased adoption of cybersecurity technology, including but not limited to companies whose principal business is in the development and management of security protocols preventing intrusion and attacks on systems, networks, applications, computers, and mobile devices, as determined by the index provider.

For the 12-month period ended November 30, 2024 (the "reporting period"), the Fund increased 24.72%, while the Secondary Index increased 25.26%. The Fund had a net asset value of $26.84 per share on November 30, 2023 and ended the reporting period with a net asset value of $33.44 per share on November 30, 2024.

During the reporting period, the highest returns in the Fund came from Fortinet, Inc. and OneSpan Inc., which returned 80.84% and 80.66%, respectively. The worst performers were BlackBerry Limited and Rapid7 Inc., which returned -36.78% and -21.33%, respectively.

During the reporting period, by country, the Fund had the highest exposure to the United States at 73.9%, Japan at 11.9% and Israel at 10.0%.

The period saw strong growth for cybersecurity solutions, as cyber threats continued to evolve and proliferate, compelling enterprises around the world to continue to invest in improving defense mechanisms, which contributed positively to the Fund's performance. Spending within key categories such as end point security, messaging security, data security, cloud security, continued to grow particularly strongly, as IT usage trends such as growth of connected devices, distributed workforces, cloud native applications, continued to show growth as well. Additionally, high-profile data breaches and ransomware attacks highlighted the importance of robust cybersecurity measures, leading to increased budget allocations. Lastly, the ongoing talent shortage in the cybersecurity field is also acting as a catalyst, particularly for the integration of AI first solutions in the industry which are capable of automating cyber defense workflows. The pricing power displayed by the category leading companies was also displayed through the robust revenue growth delivered by the sector during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Cybersecurity ETF - $22606	MSCI ACWI Index (Net) (USD) - $17634	Indxx Cybersecurity Index (Net) (USD)^ - $22935
Oct/19	$10000	$10000	$10000
Nov/19	$11225	$10297	$11226
Nov/20	$15017	$11842	$14968
Nov/21	$20975	$14124	$20959
Nov/22	$15194	$12483	$15272
Nov/23	$18125	$13982	$18310
Nov/24	$22606	$17634	$22935

Average Annual Return [Table Text Block]

Since its inception on October 25, 2019. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/bug/ for current month-end performance.

^ Historic index performance reflects a recalculation of the index by the index provider as of January 28, 2025.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 819,307,797
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 3,818,371
InvestmentCompanyPortfolioTurnover	23.91%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$819,307,797	26	$3,818,371	23.91%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	0.2%
South Korea	4.0%
Israel	10.0%
Japan	11.9%
United States	73.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Fortinet	6.6%
Crowdstrike Holdings, Cl A	6.3%
Zscaler	6.2%
Palo Alto Networks	5.8%
Gen Digital	5.8%
Check Point Software Technologies	5.7%
Qualys	5.3%
CyberArk Software	4.8%
A10 Networks	4.7%
Digital ArtsFootnote Reference**	4.7%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/bug/
C000220776
Shareholder Report [Line Items]
Fund Name	Global X Telemedicine & Digital Health ETF
Class Name	Global X Telemedicine & Digital Health ETF
Trading Symbol	EDOC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Telemedicine & Digital Health ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/edoc/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/edoc/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Telemedicine & Digital Health ETF	$74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Telemedicine & Digital Health Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from further advances in the field of telemedicine and digital health, as well as applications thereof (collectively, "Telemedicine & Digital Health Companies"), as defined by Solactive AG, the provider of the Secondary Index ("Index Provider"). Telemedicine & Digital Health Companies include those involved in the following business activities: (i) telemedicine, (ii) healthcare analytics, (iii) connected healthcare devices, and/or (iv) administrative digitization.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 16.87%, while the Secondary Index increased 17.55%. The Fund had a net asset value of $8.95 per share on November 30, 2023 and ended the reporting period with a net asset value of $10.46 per share on November 30, 2024.

During the reporting period, the highest returns came from Hims & Hers Health, Inc. Class A and Doximity, Inc. Class A, which returned 262.43% and 127.96%, respectively. The worst performers were Pacific Biosciences of California, Inc. and American Well Corporation Class A, which returned -77.48% and -63.13%, respectively.

During the reporting period the Fund recorded positive performance. The adoption of virtual healthcare services accelerated, benefiting companies that facilitate remote medical visits and remove patient management. Advancements in healthcare analytics, such as artificial intelligence and cloud-based platforms for the Healthcare industry, have made inroads, improving efficiency and effectiveness, and ultimately enhancing access to care. The increasing prevalence of Connected Healthcare Devices, which transmit real-time patient data to healthcare providers, contributed to the Fund's positive returns as these devices enable proactive and personalized patient care. Additionally, the ongoing digitization of healthcare administrative processes, including patient intake, staffing solutions, insurance authorization, and billing management, supported the performance of companies that offer innovative solutions in this area.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Telemedicine & Digital Health ETF - $6870	MSCI ACWI Index (Net) (USD) - $16655	Solactive Telemedicine & Digital Health Index (NR) (USD) - $7015
Jul/20	$10000	$10000	$10000
Nov/20	$12088	$11184	$12109
Nov/21	$10719	$13340	$10806
Nov/22	$8033	$11790	$8139
Nov/23	$5879	$13206	$5967
Nov/24	$6870	$16655	$7015

Average Annual Return [Table Text Block]

Since its inception on July 29, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/edoc/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 43,510,577
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 350,324
InvestmentCompanyPortfolioTurnover	38.36%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$43,510,577	41	$350,324	38.36%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.2%
South Korea	0.2%
Repurchase Agreement	0.3%
Germany	0.6%
Japan	1.6%
Australia	4.9%
China	8.1%
United States	84.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Hims & Hers Health	5.7%
Pro Medicus	5.0%
Doximity, Cl A	4.8%
Masimo	4.6%
Insulet	4.3%
Labcorp Holdings	4.1%
Veracyte	4.1%
Dexcom	4.1%
ResMed	3.9%
Agilent Technologies	3.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.globalxetfs.com/funds/edoc or upon request at 1-888-493-8631.

The Board of Trustees of the Trust voted to approve a lower Management Fee for the Fund of 0.50% effective April 1, 2025. Prior to that, the Fund was subject to a Management Fee of 0.68%.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/edoc/
C000222117
Shareholder Report [Line Items]
Fund Name	Global X CleanTech ETF
Class Name	Global X CleanTech ETF
Trading Symbol	CTEC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X CleanTech ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/ctec/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ctec/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X CleanTech ETF	$44	0.50%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global CleanTech Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from the increased adoption of technologies focused on improving the efficiency of renewable energy production and/or mitigating the adverse environmental effects of resource consumption (“CleanTech”), including, but not limited to, companies whose principal business is in developing technology relating to renewable energy, energy efficiency and storage, smart grid, lithium-ion batteries and/or fuel cells, and/or pollution prevention/amelioration (collectively, “CleanTech Companies”), as defined by Indxx LLC, the provider of the Secondary Index (“Index Provider”).

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund decreased 24.39%, while the Secondary Index decreased 24.38%. The Fund had a net asset value of $9.88 per share on November 30, 2023 and ended the reporting period with a net asset value of $7.41 per share on November 30, 2024.

During the reporting period, the highest returns came from Goldwind Science & Technology Co. Ltd. Class H and Bloom Energy Corporation Class A, which returned 114.18% and 90.10%, respectively. The worst performers were Meyer Burger Technology AG and Varta AG, which returned -97.26% and -89.54%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Industrials at 52.4% and Information Technology at 39.5%.

During the reporting period the Fund recorded negative performance. High interest rates created a challenging macroeconomic environment, particularly for companies in clean technologies, such as electric vehicles, residential solar, and energy storage, due to customer reliance on various financing options. This ultimately weighed on demand for companies throughout the electric vehicle, energy storage, and renewable energy supply chains, which detracted from the Fund's performance. Additionally, supply-chain disruptions and shifting government policies impacted the availability and costs of cleantech equipment. Companies in the Wind, Solar, and Hydrogen industries were particularly exposed to these dynamics.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X CleanTech ETF - $4989	MSCI ACWI Index (Net) (USD) - $16128	Indxx Global CleanTech Index (USD) - $4912
Oct/20	$10000	$10000	$10000
Nov/20	$12621	$10831	$12626
Nov/21	$13566	$12918	$13257
Nov/22	$10801	$11417	$10607
Nov/23	$6599	$12788	$6496
Nov/24	$4989	$16128	$4912

Average Annual Return [Table Text Block]

Since its inception on October 27, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/ctec/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 34,845,558
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 231,786
InvestmentCompanyPortfolioTurnover	19.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$34,845,558	40	$231,786	19.45%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Norway	0.8%
Turkey	2.1%
Canada	2.2%
Switzerland	3.7%
Denmark	4.2%
Taiwan	4.7%
United Kingdom	5.1%
Germany	5.8%
South Korea	7.8%
China	18.2%
Repurchase Agreements	20.4%
United States	45.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Bloom Energy, Cl A	10.9%
NEXTracker, Cl A	6.7%
Xinyi Solar Holdings	5.6%
First Solar	5.3%
Nordex	5.0%
China Everbright Environment Group	4.8%
Vestas Wind Systems	4.2%
Enphase Energy	4.2%
Samsung SDI	4.2%
QuantumScape, Cl A	4.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ctec/
C000222332
Shareholder Report [Line Items]
Fund Name	Global X Data Center & Digital Infrastructure ETF
Class Name	Global X Data Center & Digital Infrastructure ETF
Trading Symbol	DTCR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Data Center & Digital Infrastructure ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/dtcr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/dtcr/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Data Center & Digital Infrastructure ETF	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Data Center REITs & Digital Infrastructure Index ("Secondary Index").

The Secondary Index is designed to provide exposure to companies that have business operations in the fields of data centers, cellular towers, and/or digital infrastructure hardware, such as manufacturing servers, and other hardware often used in data centers and cellular towers, including semiconductors, integrated circuits, and processors. Specifically, the Secondary Index will include securities issued by “Data Center REITs & Digital Infrastructure Companies” as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended November 30, 2024 (the "reporting period"), the Fund increased 24.56%, while the Secondary Index increased 25.45%. The Fund had a net asset value of $14.30 per share on November 30, 2023 and ended the reporting period with a net asset value of $17.57 per share on November 30, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Applied Digital Corporation, which returned 195.68% and 105.50%, respectively. The worst performers were Intel Corporation and Winbond Electronics Corp., which returned -45.47% and -45.24%, respectively.

During the reporting period the Fund recorded positive performance. The Fund benefited from strong demand for data center services as businesses continued to shift operations to the cloud and ramped up investments towards AI infrastructure. Additionally, the rapid rollout of 5G networks along with broad growth in mobile traffic boosted demand for cellular tower infrastructure. The Fund's holdings in the Real Estate sector, particularly data center REITs, performed well as they were able to leverage growing demand for data center capacity, particularly due to artificial intelligence, to increase rents and maintain high occupancy rates. The Information Technology exposure also contributed positively, with companies providing chips, servers, processors, and other components to the digital infrastructure industry benefitting from growing investments. However, high interest rates pressured the valuations of some high-growth companies in the portfolio.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Data Center & Digital Infrastructure ETF - $12459	MSCI ACWI Index (Net) (USD) - $16128	Solactive Data Center REITs & Digital Infrastructure Index (NR) (USD) - $12538
Oct/20	$10000	$10000	$10000
Nov/20	$9980	$10831	$9984
Nov/21	$11993	$12918	$12002
Nov/22	$9222	$11417	$9226
Nov/23	$10002	$12788	$9995
Nov/24	$12459	$16128	$12538

Average Annual Return [Table Text Block]

Since its inception on October 27, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/dtcr/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 138,296,999
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 395,144
InvestmentCompanyPortfolioTurnover	28.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$138,296,999	27	$395,144	28.84%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
South Korea	0.5%
Nigeria	1.5%
Taiwan	2.6%
Australia	3.5%
Indonesia	4.3%
Singapore	4.8%
China	14.0%
United States	76.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Digital Realty Trust	13.4%
Equinix	13.3%
American Tower	10.9%
Crown Castle	8.4%
GDS Holdings ADR	7.0%
Keppel DC REIT	4.7%
SBA Communications, Cl A	4.4%
Uniti Group	4.2%
China Tower, Cl H	4.1%
NEXTDC	3.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.globalxetfs.com/funds/dtcr or upon request at 1-888-493-8631.

Effective April 1, 2024, the Fund's name changed from the Global X Data Center REITs & Digital Infrastructure ETF (ticker: VPN) to the Global X Data Center & Digital Infratstructure ETF (ticker: DTCR).

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/dtcr/
C000226290
Shareholder Report [Line Items]
Fund Name	Global X Clean Water ETF
Class Name	Global X Clean Water ETF
Trading Symbol	AQWA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Clean Water ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/aqwa. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/aqwa
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Clean Water ETF	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Clean Water Industry Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to exchange-listed companies expected to benefit from further advances in the provision of clean water, including, but not limited to, companies whose principal business is in water treatment, recycling (including water reclamation), purification, desalination, storage, distribution, and/or sustainability (collectively, “Clean Water Companies”), as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 21.31%, while the Secondary Index increased 21.94%. The Fund had a net asset value of $15.40 per share on November 30, 2023 and ended the reporting period with a net asset value of $18.43 per share on November 30, 2024.

During the reporting period, the highest returns came from Mueller Water Products, Inc. Class A and Pentair plc, which returned 91.02% and 70.81%, respectively. The worst performers were BGT Group Co., Ltd. Class A and Nomura Micro Science Co., Ltd., which returned -38.24% and -38.15%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Industrials at 51.6% and Utilities at 35.2%. By country, the Fund had the highest exposure to the United States at 76.2% and the United Kingdom at 9.1%.

During the reporting period the Fund recorded positive performance. The Industrial sector, which includes companies involved in water treatment, purification, and conservation, saw strong growth driven by increasing global demand for clean water solutions as several major cities faced drought conditions and rising supply risks. The Utilities sector also contributed positively as water infrastructure companies benefited from government investments in upgrading aging water systems. Consulting services firms in the Fund that help identify and implement corporate and municipal water efficiency strategies saw rising revenues as businesses and cities sought to reduce waste amid rising water supply risks in many regions. Despite the tailwinds driving the performance of the Fund, constituents did face heightened competition amongst industry peers.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Clean Water ETF - $12863	MSCI ACWI Index (Net) (USD) - $13225	Solactive Global Clean Water Industry Index (NR) (USD) - $13035
Apr/21	$10000	$10000	$10000
Nov/21	$11152	$10592	$11174
Nov/22	$9683	$9362	$9732
Nov/23	$10603	$10486	$10690
Nov/24	$12863	$13225	$13035

Average Annual Return [Table Text Block]

Since its inception on April 8, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/aqwa for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 10,687,200
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 49,972
InvestmentCompanyPortfolioTurnover	10.48%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,687,200	40	$49,972	10.48%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Saudi Arabia	0.3%
Malaysia	0.3%
Singapore	0.8%
South Korea	1.2%
Japan	3.0%
China	4.3%
Brazil	4.5%
United Kingdom	9.1%
United States	76.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Pentair PLC	8.5%
Ferguson Enterprises	8.3%
Ecolab	7.7%
American Water Works	7.5%
Xylem	7.3%
United Utilities Group	4.7%
Essential Utilities	4.5%
Severn Trent	4.5%
Core & Main, Cl A	4.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/aqwa
C000228454
Shareholder Report [Line Items]
Fund Name	Global X AgTech & Food Innovation ETF
Class Name	Global X AgTech & Food Innovation ETF
Trading Symbol	KROP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X AgTech & Food Innovation ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/krop/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/krop/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X AgTech & Food Innovation ETF	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive AgTech & Food Innovation Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to companies that are positioned to benefit from further advances in the fields of agricultural technology (“AgTech”) and food innovation. Specifically, the Secondary Index will include securities issued by “AgTech & Food Innovation Companies” as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 4.92%, while the Secondary Index increased 5.41%. The Fund had a net asset value of $10.17 per share on November 30, 2023 and ended the reporting period with a net asset value of $10.50 per share on November 30, 2024.

During the reporting period, the highest returns came from Sprouts Farmers Market, Inc. and Kellanova, which returned 258.59% and 58.87%, respectively. The worst performers were NR Instant Produce PCL NVDR and Bioceres Crop Solutions Corp., which returned -66.48% and -41.64%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Industrials at 36.1% and Materials at 33.3%. By country, the Fund had the highest exposure to the U.S. at 53.5% and Canada at 11.6%.

During the reporting period the Fund recorded positive performance. The Industrials sector contributed significantly to the Fund's returns as companies in this sector experienced increased demand and improved operational efficiency. The Materials sector also played a key role in the Fund's performance, driven by favorable commodity prices and strong global economic growth. Additionally, the Fund's exposure to the United States, which saw robust economic expansion and supportive fiscal policies, further bolstered returns. However, the Fund's performance was partially offset by challenges faced by some companies in adapting to shifting consumer preferences and navigating supply chain disruptions. Overall, the Fund's range of sectors and geographies helped mitigate risks and capture opportunities in the market.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X AgTech & Food Innovation ETF - $4290	MSCI ACWI Index (Net) (USD) - $12537	Solactive AgTech & Food Innovation Index (NR) (USD) - $4347
Jul/21	$10000	$10000	$10000
Nov/21	$7798	$10042	$7809
Nov/22	$6233	$8875	$6268
Nov/23	$4089	$9941	$4123
Nov/24	$4290	$12537	$4347

Average Annual Return [Table Text Block]

Since its inception on July 12, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/krop/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,726,170
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 22,149
InvestmentCompanyPortfolioTurnover	21.57%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,726,170	30	$22,149	21.57%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Philippines	0.3%
Thailand	0.3%
Argentina	1.1%
Germany	2.0%
Australia	3.7%
United Kingdom	4.2%
Japan	11.2%
Canada	11.6%
China	11.9%
United States	53.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Deere	13.5%
Corteva	12.4%
Nutrien	11.3%
Kubota	11.2%
CNH Industrial	5.2%
AGCO	4.8%
FMC	4.5%
Hebei Yangyuan Zhihui Beverage, Cl A	4.3%
Yuan Longping High-tech Agriculture, Cl A	4.0%
Unilever	3.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/krop/
C000228456
Shareholder Report [Line Items]
Fund Name	Global X Blockchain ETF
Class Name	Global X Blockchain ETF
Trading Symbol	BKCH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Blockchain ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/bkch/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/bkch/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Blockchain ETF	$84	0.50%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Blockchain Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to companies that are positioned to benefit from further advances in the field of blockchain technology. Specifically, the Secondary Index will include securities issued by “Blockchain Companies” as defined by Solactive AG, the provider of the Secondary Index. “Blockchain Companies” are those companies that derive at least 50% of their revenues, operating income, or assets from the following business activities: (i) digital asset mining; (ii) blockchain & digital asset transactions; (iii) blockchain applications; (iv) blockchain & digital asset hardware; and (v) blockchain & digital asset integration.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 136.25%, while the Secondary Index increased 135.46%. The Fund had a net asset value of $30.72 per share on November 30, 2023 and ended the reporting period with a net asset value of $71.18 per share on November 30, 2024.

During the reporting period, the highest returns came from TeraWulf Inc. and Robinhood Markets, Inc. Class A, which returned 580.17% and 326.59%, respectively. The worst performers were Bakkt Holdings, Inc. Class A and Sinohope Technology Holdings Limited, which returned -25.73% and -24.00%, respectively.

During the reporting period the Fund recorded positive performance. The Fund benefited from the continued growth and adoption of blockchain technology across various industries. Additionally, the rise in cryptocurrency prices and trading volumes positively impacted companies involved in digital asset mining and transactions. The Fund's holdings in the Technology sector, which includes companies providing blockchain wallets, blockchain & digital asset integration solutions, blockchain infrastructure and hardware, contributed to the positive performance as businesses sought to integrate blockchain into their operations. Furthermore, regulatory developments and increasing institutional interest in blockchain and digital assets created a favorable environment for the Fund's holdings.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Blockchain ETF - $7673	MSCI ACWI Index (Net) (USD) - $12537	Solactive Blockchain Index (NR) (USD) - $7381
Jul/21	$10000	$10000	$10000
Nov/21	$12927	$10042	$12922
Nov/22	$1719	$8875	$1686
Nov/23	$3248	$9941	$3135
Nov/24	$7673	$12537	$7381

Average Annual Return [Table Text Block]

Since its inception on July 12, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/bkch/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 226,775,697
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 740,708
InvestmentCompanyPortfolioTurnover	56.38%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$226,775,697	30	$740,708	56.38%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Thailand	0.4%
Germany	1.3%
Japan	1.7%
China	3.4%
Australia	4.7%
Canada	11.1%
Repurchase Agreements	15.0%
United States	77.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
MARA Holdings	13.8%
Coinbase Global, Cl A	12.4%
Core Scientific	11.5%
Riot Platforms	8.5%
Hut 8	6.1%
Cleanspark	4.9%
Iris Energy	4.7%
Galaxy Digital Holdings,	4.5%
Applied Digital	4.0%
TeraWulf	4.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/bkch/
C000228457
Shareholder Report [Line Items]
Fund Name	Global X Hydrogen ETF
Class Name	Global X Hydrogen ETF
Trading Symbol	HYDR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Hydrogen ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/hydr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/hydr/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Hydrogen ETF	$45	0.50%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Hydrogen Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to companies that are positioned to benefit from further advances in the field of hydrogen technology, particularly in relation to the development and implementation of hydrogen gas as a renewable fuel source. Specifically, the Secondary Index includes securities issued by “Hydrogen Companies” as defined by Solactive AG, the provider of the Secondary Index. Hydrogen Companies are those companies that derive at least 50% of their revenues, operating income, or assets from the following business activities: (i) hydrogen production; (ii) hydrogen fuel cells; (iii) hydrogen technology; and (iv) hydrogen integration.

For the 12-month period ended November 30, 2024 (the "reporting period"), the Fund decreased 21.60%, while the Secondary Index decreased 21.03%. The Fund had a net asset value of $6.52 per share on November 30, 2023. On June 14, 2024, the Fund effected a reverse stock split at a ratio of 1:5. The reverse stock split increased the price per share of the Fund with a proportionate decrease in the number of shares outstanding. The Fund ended the reporting period with a net asset value of $25.56 on November 30, 2024.

During the reporting period, the highest returns came from Doosan Corporation and Bloom Energy Corporation Class A, which returned 96.47% and 90.10%, respectively. The worst performers were Hyzon Motors Inc. Class A and McPhy Energy SA, which returned -96.92% and -73.32%, respectively.

During the reporting period the Fund recorded negative performance. Regulatory uncertainty around government support and incentives for clean energy created an unfavorable environment for Hydrogen companies in key markets, particularly within the U.S. Slower than anticipated adoption rates of hydrogen technologies in key end markets like transportation also dampened demand. Fluctuations in energy prices, especially natural gas which is a key input in hydrogen production, negatively impacted the cost structures of Hydrogen Production firms. Finally, supply chain disruptions delayed projects for companies involved in Hydrogen Integration and Hydrogen Technology. During the reporting period, by country, the Fund had the highest exposure to the United States at 42.8% and the United Kingdom at 11.7%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Hydrogen ETF - $2043	MSCI ACWI Index (Net) (USD) - $12537	Solactive Global Hydrogen Index (NR) (USD) - $2082
Jul/21	$10000	$10000	$10000
Nov/21	$9736	$10042	$9751
Nov/22	$4903	$8875	$4916
Nov/23	$2605	$9941	$2637
Nov/24	$2043	$12537	$2082

Average Annual Return [Table Text Block]

Since its inception on July 12, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/hydr/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 40,636,541
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 193,592
InvestmentCompanyPortfolioTurnover	36.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$40,636,541	32	$193,592	36.79%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.2%
France	0.3%
Japan	1.6%
China	1.8%
Denmark	3.0%
Germany	3.5%
Sweden	3.6%
Canada	4.8%
United Kingdom	11.7%
Norway	12.2%
South Korea	12.9%
Repurchase Agreements	27.4%
United States	42.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Bloom Energy, Cl A	19.9%
Plug Power	11.5%
Doosan Fuel Cell	8.9%
NEL	8.6%
FuelCell Energy	7.7%
Ballard Power Systems	4.3%
AFC Energy	4.0%
Iljin Hysolus ltd	3.7%
PowerCell Sweden	3.6%
Ceres Power Holdings	3.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.globalxetfs.com/funds/hydr or upon request at 1-888-493-8631.

On June 14, 2024, the Fund effected a reverse stock split at a ratio of 1:5. The reverse stock split increased the price per share of the Fund with a proportionate decrease in the number of shares outstanding.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/hydr/
C000229136
Shareholder Report [Line Items]
Fund Name	Global X Solar ETF
Class Name	Global X Solar ETF
Trading Symbol	RAYS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Solar ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/rays. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/rays
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Solar ETF	$47	0.50%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Solar Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to companies that are positioned to benefit from further advances in the field of solar technology. Specifically, the Secondary Index consists of securities issued by “Solar Companies” as defined by Solactive AG, the provider of the Secondary Index. Solar Companies are those companies that derive at least 50% of their revenues from the following business activities: (i) solar energy materials; (ii) solar energy systems & components; (iii) solar power production; (iv) solar technology; (v) solar installation, integration & maintenance.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund decreased 12.88%, while the Secondary Index decreased 12.64%. The Fund had a net asset value of $11.71 per share on November 30, 2023 and ended the reporting period with a net asset value of $10.17 per share on November 30, 2024.

During the reporting period, the highest returns came from Ningbo Deye Technology Co., Ltd. Class A and Sineng Electric Co.Ltd. Class A, which returned 92.93% and 78.06%, respectively. The worst performers were Meyer Burger Technology AG and SunPower Corporation, which returned -99.10% and -89.06%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 55.9%. By country, the Fund had the highest exposure to China at 58.9% and the United States at 31.4%.

During the reporting period the Fund recorded negative performance. Changes to government incentives and policies in key markets weighed on demand by creating a less predictable and less cost-efficient environment, particularly for residential solar in California. Additionally, the industry experienced a slowdown in demand growth within the residential and commercial segments amid economic headwinds and rising interest rates, which dampened performance. Supply chain disruptions also impacted the availability and cost of key materials and components for solar energy systems. Furthermore, increased competition in the industry put downward pressure on pricing and margins for many solar companies, which detracted from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Solar ETF - $4218	MSCI ACWI Index (Net) (USD) - $12247	Solactive Solar Index (NR) (USD) - $4282
Sep/21	$10000	$10000	$10000
Nov/21	$10624	$9809	$10636
Nov/22	$9121	$8669	$9183
Nov/23	$4842	$9711	$4902
Nov/24	$4218	$12247	$4282

Average Annual Return [Table Text Block]

Since its inception on September 8, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/rays for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 6,608,040
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 32,738
InvestmentCompanyPortfolioTurnover	32.91%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$6,608,040	53	$32,738	32.91%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Turkey	0.3%
Japan	0.3%
Canada	0.7%
Taiwan	1.2%
Repurchase Agreement	1.5%
South Korea	1.9%
Spain	2.4%
Germany	2.8%
United States	31.4%
China	58.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Enphase Energy	9.5%
First Solar	8.8%
Ningbo Deye Technology, Cl A	7.8%
Sungrow Power Supply, Cl A	7.4%
LONGi Green Energy Technology, Cl A	7.4%
NEXTracker, Cl A	4.5%
TCL Zhonghuan Renewable Energy Technology, Cl A	3.9%
Sunrun	3.9%
JA Solar Technology, Cl A	3.7%
Shenzhen SC New Energy Technology, Cl A	2.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/rays
C000229137
Shareholder Report [Line Items]
Fund Name	Global X Wind Energy ETF
Class Name	Global X Wind Energy ETF
Trading Symbol	WNDY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Wind Energy ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/wndy/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/wndy/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Wind Energy ETF	$49	0.51%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Wind Energy Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to companies that are positioned to benefit from further advances in the field of wind energy technology. Specifically, the Secondary Index will include securities issued by “Wind Energy Companies” as defined by Solactive AG, the provider of the Secondary Index (the “Index Provider”). Wind Energy Companies are those companies that derive at least 50% of their revenues from the following business activities: (i) wind energy systems; (ii) wind power production; (iii) wind energy technology; and (iv) wind power integration & maintenance.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund decreased 6.53%, while the Secondary Index decreased 6.15%. The Fund had a net asset value of $12.88 per share on November 30, 2023 and ended the reporting period with a net asset value of $11.93 per share on November 30, 2024.

During the reporting period, the highest returns came from Windey Energy Technology Group Co., Ltd Class A and China Datang Corp. Renewable Power Co. Ltd. Class H, which returned 43.19% and 30.46%, respectively. The worst performers were Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret A.S. and CS BEARING Co., Ltd., which returned -60.82% and -59.52%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Utilities at 76.5% and Industrials at 49.5%.

During the reporting period the Fund recorded negative performance. The Wind Energy industry faced challenges due to supply chain disruptions that impacted the availability and cost of components like wind turbine blades and towers. Inflationary pressures increased operating expenses for wind energy companies, putting downward pressure on margins. High interest rates made financing new wind energy projects more expensive, slowing growth in the sector. Offshore wind power was particularly impacted by these higher interest rates, which, coupled with rising materials costs, led to delays and cancellations of several projects. Uncertainty around government subsidies and tax credits for renewable energy in some markets also weighed on sentiment for the wind energy industry, which detracted from the Fund's performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Wind Energy ETF - $4918	MSCI ACWI Index (Net) (USD) - $12247	Solactive Wind Energy Index (NR) (USD) - $4986
Sep/21	$10000	$10000	$10000
Nov/21	$9573	$9809	$9587
Nov/22	$7104	$8669	$7149
Nov/23	$5262	$9711	$5313
Nov/24	$4918	$12247	$4986

Average Annual Return [Table Text Block]

Since its inception on September 8, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/wndy/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,146,713
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 12,320
InvestmentCompanyPortfolioTurnover	22.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,146,713	26	$12,320	22.82%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Turkey	0.3%
Repurchase Agreement	1.3%
South Korea	2.5%
India	2.9%
Greece	3.3%
Taiwan	3.3%
Germany	4.5%
Canada	17.1%
Denmark	29.4%
China	36.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Vestas Wind Systems	12.9%
Orsted	12.4%
Northland Power,	10.0%
Ming Yang Smart Energy Group, Cl A	7.6%
Nordex	4.5%
China Longyuan Power Group, Cl H	4.3%
Cadeler	4.2%
CECEP Wind-Power, Cl A	4.2%
Boralex, Cl A	4.1%
Dajin Heavy Industry, Cl A	3.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/wndy/
C000241147
Shareholder Report [Line Items]
Fund Name	Global X PropTech ETF
Class Name	Global X PropTech ETF
Trading Symbol	PTEC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X PropTech ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/ptec/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ptec/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X PropTech ETF	$59	0.50%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X PropTech Index (“Secondary Index”). The Secondary Index is owned and was developed by Global X Management Company LLC, an affiliate of the Fund and the Fund's investment adviser. The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to track the performance of property technology companies that are positioned to benefit from technology that optimizes the way people buy, sell, rent, design, construct, manage, and research/market residential and commercial properties.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 35.95%, while the Secondary Index increased 36.68%. The Fund had a net asset value of $27.26 per share on November 30, 2023 and ended the reporting period with a net asset value of $36.17 per share on November 30, 2024.

During the reporting period, the highest returns came from Blend Labs, Inc. Class A and Hippo Holdings Inc, which returned 302.36% and 173.52%, respectively. The worst performers were SmartRent Inc Class A and Better Home & Finance Holding Company Class A, which returned -43.45% and -41.15%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 31.3% and Real Estate at 31.3%. By country, the Fund had the highest exposure to the United States at 68.7%, Germany at 9.7%, and China at 8.9%.

During the reporting period the Fund recorded positive performance. The Fund benefited from its exposure to companies providing software solutions for property management, as demand for digital tools to streamline operations and enhance tenant experiences remained robust. Additionally, the Fund's holdings in online real estate marketplaces performed well, driven by the continued shift towards digital platforms for buying, selling, and renting properties. The Fund also saw positive contributions from real estate data analytics and research services, as market participants increasingly relied on data-driven insights to make informed decisions. Furthermore, the Fund's investments in companies developing innovative construction technologies, such as 3D printing and modular building solutions, added to its performance as the industry sought more efficient and sustainable building methods. Lastly, the Fund benefited from its exposure to companies providing virtual and augmented reality solutions for property visualization and design.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X PropTech ETF - $14779	MSCI ACWI Index (Net) (USD) - $13664	Global X PropTech Index (NR) (USD) - $14890
Apr/23	$10000	$10000	$10000
Nov/23	$10871	$10835	$10894
Nov/24	$14779	$13664	$14890

Average Annual Return [Table Text Block]

Since its inception on April 11, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/ptec/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,808,302
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 15,420
InvestmentCompanyPortfolioTurnover	12.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,808,302	33	$15,420	12.55%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Japan	0.4%
Switzerland	1.8%
Sweden	2.7%
United Kingdom	4.5%
Australia	6.0%
China	8.9%
Germany	9.7%
United States	68.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Zillow Group, Cl C	10.7%
Guidewire Software	9.3%
KE Holdings ADR	8.6%
Airbnb, Cl A	7.9%
CoStar Group	7.4%
Procore Technologies	5.4%
Scout24	4.7%
Rightmove	4.5%
Resideo Technologies	4.5%
REA Group	4.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ptec/
C000243865
Shareholder Report [Line Items]
Fund Name	Global X Defense Tech ETF
Class Name	Global X Defense Tech ETF
Trading Symbol	SHLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Defense Tech ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/shld/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/shld/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Defense Tech ETF	$61	0.50%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X Defense Tech Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is owned and was developed by Global X Management Company LLC (“Index Provider”), an affiliate of the Fund and the Fund's investment adviser. The Secondary Index is administered and calculated by Mirae Asset Global Indices Pvt. Ltd. (“Index Administrator”), an affiliate of the Index Provider. The Secondary Index is designed to provide exposure to defense technology (“Defense Tech”) companies, as defined by the Index Administrator. “Defense Tech Companies” are those companies that derive their revenues from one or more of the following business activities as determined by the Index Administrator: (i) cybersecurity; (ii) defense technology; and (iii) advanced military systems and hardware.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 45.89%, while the Secondary Index increased 46.65%. The Fund had a net asset value of $27.03 per share on November 30, 2023 and ended the reporting period with a net asset value of $39.26 per share on November 30, 2024.

During the reporting period, the highest returns came from Palantir Technologies Inc. Class A and Rheinmetall AG, which returned 234.56% and 120.71%, respectively. The worst performers were Terran Orbital Corp and DroneShield Limited, which returned -69.14% and -32.08%, respectively.

The Fund delivered positive performance during the reporting period, driven by increased government defense and military spending and demand for advanced technologies like AI, cybersecurity, and unmanned systems amid heightened geopolitical tensions. The shift towards data-driven analytics in defense operations further supported the Fund's holdings in the defense communications and electronics space. Additionally, the lack of commercial aerospace exposure coupled with a higher focus in pure-defense holdings also benefitted the Fund. Lastly, the Fund’s considerable information technology exposure also worked in its favor, compared with traditional sector-based strategies. However, supply chain constraints weighed on some holdings.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Defense Tech ETF - $15888	MSCI ACWI Index (Net) (USD) - $12872	Global X Defense Tech Index (NR) (USD) - $15990
Sep/23	$10000	$10000	$10000
Nov/23	$10890	$10207	$10904
Nov/24	$15888	$12872	$15990

Average Annual Return [Table Text Block]

Since its inception on September 11, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/shld/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 766,036,861
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,289,251
InvestmentCompanyPortfolioTurnover	14.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$766,036,861	37	$1,289,251	14.43%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Japan	0.0%
Australia	0.1%
Turkey	0.4%
Israel	2.2%
Sweden	2.7%
Italy	3.9%
South Korea	4.6%
France	5.4%
Germany	5.7%
United Kingdom	6.8%
United States	67.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
RTX	8.2%
Palantir Technologies, Cl A	8.1%
Northrop Grumman	7.9%
Lockheed Martin	7.9%
General Dynamics	7.9%
Rheinmetall	4.9%
Leidos Holdings	4.6%
L3Harris Technologies	4.5%
BAE Systems	4.3%
BWX Technologies	4.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/shld/
C000249893
Shareholder Report [Line Items]
Fund Name	Global X Infrastructure Development ex-U.S. ETF
Class Name	Global X Infrastructure Development ex-U.S. ETF
Trading Symbol	IPAV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Infrastructure Development ex-U.S. ETF (the "Fund") for the period from August 27, 2024 (commencement of operations) to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/ipav. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ipav
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Infrastructure Development ex-U.S. ETF	$14	0.56%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X Infrastructure Development ex-U.S. Index ("Secondary Index"). The Secondary Index is owned and was developed by Global X Management Company LLC, an affiliate of the Fund and the Fund's investment adviser. The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to track the performance of companies involved in infrastructure development for international markets, including developed and emerging markets but excluding the United States. This includes companies involved in engineering and construction services; production of infrastructure raw materials and composites; producers and distributors of heavy construction equipment and products; infrastructure transportation; and manufacturers and/or distributors of smart grid components.

Since inception through November 30, 2024 (the “reporting period”), the Fund decreased 3.42%, while the Secondary Index decreased 3.25%. The Fund had a net asset value of $24.82 per share on August 27, 2024 (the Fund’s date of inception) and ended the reporting period with a net asset value of $23.97 per share on November 30, 2024.

During the reporting period, the highest returns came from China National Building Material Co. Ltd. Class H and Tenaris S.A. Sponsored ADR, which returned 38.71% and 38.31%, respectively. The worst performers were SAMSUNG E&A CO. LTD. and Sterling and Wilson Renewable Energy Limited, which returned -35.24% and -28.47%, respectively.

During the reporting period the Fund recorded negative performance. High interest rates increased the cost of capital, dampening demand for infrastructure development projects. As a result, many Fund constituents faced greater challenges in launching projects and maintaining profitability. The Industrial Services sector faced challenges as infrastructure development projects experienced delays and cost overruns in several emerging markets, weighing on companies involved in engineering and construction services. Oversupply pressures impacted the Materials sector, particularly affecting companies producing raw and composite materials used in construction. Supply-chain disruptions also created uncertainty for infrastructure development in certain regions. Additionally, regulatory changes and environmental concerns led to project cancellations and reevaluations, affecting companies across the Fund's focus areas.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Infrastructure Development ex-U.S. ETF - $9658	MSCI ACWI Index (Net) (USD) - $10414	Global X Infrastructure Development ex-U.S. Index (NR) (USD) - $9675
Aug/24	$10000	$10000	$10000
Aug/24	$10012	$10036	$10016
Sep/24	$10282	$10269	$10292
Oct/24	$9637	$10039	$9646
Nov/24	$9658	$10414	$9675

Average Annual Return [Table Text Block]

Since its inception on August 27, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/ipav for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,397,253
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 3,446
InvestmentCompanyPortfolioTurnover	7.99%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,397,253	100	$3,446	7.99%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	13.1%
Taiwan	2.6%
Germany	3.0%
Sweden	3.7%
China	3.7%
Spain	4.5%
South Korea	4.9%
Italy	5.5%
France	6.7%
Canada	7.9%
United States	9.1%
Japan	13.4%
India	21.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Cellnex Telecom	3.1%
Ferrovial	3.1%
Larsen & Toubro	3.1%
Tata Steel	3.1%
UltraTech Cement	3.1%
Tenaris ADR	3.0%
Canadian Pacific Kansas City	3.0%
Prysmian	3.0%
Canadian National Railway	3.0%
Holcim	3.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ipav